Financial Instruments - Summarizes Sugar Price and Aluminum Price Contracts (Detail) - MXN ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Asset	$ 96,000,000	$ 591,000,000
2032
Disclosure of detailed information about financial instruments [line items]
Notional Amount	8,447,000,000	9,681,000,000
Derivative financial instruments liability	(1,381,000,000)	(1,728,000,000)
Asset	0	0
Cash flow hedges | Aluminum price contracts | 2023
Disclosure of detailed information about financial instruments [line items]
Notional Amount		662,000,000
Derivative financial instruments liability		(18,000,000)
Asset		1,000,000
Cash flow hedges | Aluminum price contracts | Less than one year
Disclosure of detailed information about financial instruments [line items]
Notional Amount	647,000,000
Derivative financial instruments liability	0
Asset	21,000,000
Cash flow hedges | Sugar price contracts | 2023
Disclosure of detailed information about financial instruments [line items]
Notional Amount		1,688,000,000
Derivative financial instruments liability		(46,000,000)
Asset		328,000,000
Cash flow hedges | Sugar price contracts | Less than one year
Disclosure of detailed information about financial instruments [line items]
Notional Amount	2,593,000,000	468,000,000
Derivative financial instruments liability	(130,000,000)	0
Asset	206,000,000	$ 21,000,000
Cash flow hedges | Sugar price contracts | One to two years
Disclosure of detailed information about financial instruments [line items]
Notional Amount	745,000,000
Derivative financial instruments liability	(72,000,000)
Asset	$ 0